Label	Element	Value
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS US Quality Growth At Reasonable Price Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. In addition to the fees and expenses described below, you also may be required to pay commissions or other fees to your broker for transactions in Class P shares.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2025
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	oef_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.30%.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	27.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. Under normal circumstances, the Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including REITs) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

Under normal market conditions, the Advisor intends to invest the Fund's portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•  20-50 stocks in the portfolio

•  Companies with a market capitalization of $2.5 billion or greater

•  Typical allocation to American Depository Receipts (ADRs) of 15% or less

•  Minimum of 6 sectors included in the portfolio for diversification purposes

•  The Fund aims to be fully invested but may allow for a cash allocation—with a range of 1-10%—for liquidity purposes.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

The Fund also may at times invest in ETFs and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

Management process

The Advisor seeks to invest in high quality companies, expected to deliver above-average earnings per share (EPS) growth over the next 3-5 years, trading at attractive valuations. The Advisor believes that investment risks inherent in investing in higher growth-oriented stocks can be mitigated by focusing on both higher quality companies and being disciplined regarding valuations. Using this approach, the Advisor believes the portfolio can deliver attractive risk-adjusted total returns through the market cycle when compared to US large-cap growth indices.

The portfolio management team defines "reasonable price" as attractive valuation relative to the broader growth index (Russell 1000 Growth Index). While the primary metric used to assess valuation is price-to-earnings, the team may include other metrics such as enterprise value-to-earnings before interest, taxes, depreciation and amortization ("EBITDA") and price-to-sales.

In selecting individual securities for investment, the Advisor begins with a proprietary quantitative model. The investable universe of stocks are scored using the following metrics:

•  High-quality as defined by margin stability over a business cycle and return on equity.

•  Expected earnings growth over the next 3-5 years

•  Valuation relative to the broader growth index (Russell 1000 Growth Index).

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks are then reviewed from a "bottom-up" or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management ("WM"), an affiliate of the Advisor, Chief Investment Office ("CIO") equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for revenues, earnings, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio's construction.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The table also shows the Russell 1000 Growth Index, which is an additional index with characteristics relevant to the Fund. The indices reflect no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table also shows the Russell 1000 Growth Index, which is an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Total return (Class P)*
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

*  2021 is the Fund's first full calendar year of operations.
Total return January 1 - September 30, 2024: 20.98%
Best quarter during calendar years shown—4Q 2023: 15.40%
Worst quarter during calendar years shown—2Q 2022: (17.91)%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	20.98%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.40%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(17.91%)
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	The indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investment style risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment style risk: The risk that returns from large capitalization growth stocks will produce lower returns than the overall stock market. Growth stocks tend to go through cycles of doing better—or worse—than other segments of the stock market, such as value stocks, or the stock market in general.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Focus risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Model and data risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Investing in other funds risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%	[1],[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 951
UBS US Quality Growth At Reasonable Price Fund | Russell 1000 Growth Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	42.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.41%
UBS US Quality Growth At Reasonable Price Fund | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.43%
UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	29.19%
Annual Return [Percent]	oef_AnnlRtrPct	(25.56%)
Annual Return [Percent]	oef_AnnlRtrPct	35.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.23%
Performance Inception Date	oef_PerfInceptionDate	Jul. 09, 2020
UBS US Quality Growth At Reasonable Price Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
UBS US Quality Growth At Reasonable Price Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.43%

[1]	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.30%.
[2]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2025, do not exceed